Financial Instruments - Summary of Contractually Fixed and Variable Pay-offs for Settlement, Repayments and Interest Resulting from Recognized Financial Liabilities (Detail) $ in Millions	Dec. 31, 2022 MXN ($)
2023
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	$ (2,208)
2023 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	7,501
2023 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	1,023
2024
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	(21)
2024 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	0
2024 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	57
2025
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)
2025 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	1,727
2025 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	70
2026
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	553
2026 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	2,923
2026 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	3
2027
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	324
2027 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	8,492
2027 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2028 and thereafter
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	1,721
2028 and thereafter | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	56,873
2028 and thereafter | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	$ 0